Ivy Funds Variable Insurance Portfolios

Supplement dated December 12, 2014 to the

Ivy Funds Variable Insurance Portfolios Prospectus

dated April 30, 2014

and as supplemented May 15, 2014, May 29, 2014, July 9, 2014, August 4, 2014 and November 14, 2014

Effective January 1, 2015, the Prospectus is amended to reflect that the name of Ivy Funds VIP International Growth has changed to Ivy Funds VIP Global Growth.

In addition, effective January 1, 2015, the Prospectus is revised as follows:

The following is added as the last sentence to the first paragraph of the "Ivy Funds VIP International Growth — Principal Investment Strategies" section:

Under normal circumstances, the Portfolio will allocate its assets among at least three different countries (one of which may be the United States).

The information relating to indexes in the Average Annual Total Returns table in the "Performance" section for Ivy Funds VIP International Growth is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	10 Years
MSCI World Index (reflects no deduction for fees, expenses or taxes) (The Portfolio's benchmark changed from MSCI EAFE Growth Index, effective January 2015. WRIMCO believes that the MSCI World Index is more reflective of the types of securities in which the Portfolio invests than the MSCI EAFE Growth Index.)	26.68%	15.02%	6.98%
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	22.55%	12.82%	6.97%
Lipper Variable Annuity International Growth Funds Universe Average (net of fees and expenses)	19.67%	13.86%	7.52%